Property and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 425,000	$ 582,000	$ 541,000
Amortization expense	1,000	$ 17,000	$ 9,000
Restoration cost	$ 669,500